Accrued expenses and the intrinsic value recognized in share-based payments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	₩ 7,202	₩ 10,023
Employees of the subsidiaries	60,242	81,383
Total	67,444	91,406
6th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company		1
Employees of the subsidiaries		4
Total		5
7th Stock options granted
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	1	19
Employees of the subsidiaries	1	27
Total	2	46
Performance shares
Accrued expenses and the intrinsic value recognized in share-based payments [Line Items]
Employees of the controlling company	7,201	10,003
Employees of the subsidiaries	60,241	81,352
Total	₩ 67,442	₩ 91,355